Other Gains And Charges (Narrative) (Detail) - USD ($) $ in Thousands	3 Months Ended										12 Months Ended
	Jun. 28, 2017	Mar. 29, 2017	Dec. 28, 2016	Sep. 28, 2016	Jun. 29, 2016	Mar. 23, 2016	Dec. 23, 2015	Sep. 23, 2015	Mar. 25, 2015	Dec. 24, 2014	Jun. 28, 2017	Jun. 29, 2016	Jun. 24, 2015
Restructuring Cost and Reserve [Line Items]
Severance and other benefits	$ 400	$ 5,900		$ 300	$ 900		$ 200	$ 2,200			$ 6,591	$ 3,304	$ 1,182
Lease Termination Charges	1,100				3,800
Restaurant impairment charges	3,300		$ 1,900		6,700	$ 3,400	500				5,190	10,651	2,255
Restaurant closure charges	500	$ 800	300	2,500							4,084	3,780	1,736
Information technology restructuring			200	2,500							2,739	0	0
Gain (Loss) on Disposition of Assets			(2,600)			(1,100)		(1,800)			2,659	2,858	(1,093)
Accelerated depreciation	600		$ 700	$ 700							1,988	0	0
Lease guarantee charges											1,089	0	0
Professional Fees	$ 2,400										2,400	1,200
Impairment of investment											0	1,000	0
Proceeds from Legal Settlements					1,200		2,000		$ 8,600
Litigation reserves										$ 5,800
Acquisition costs						$ 100		$ 600			$ 0	700	$ 1,100
Expenses related to a bankrupt franchisee					$ 200		$ 1,200					$ 1,400